Financial instruments - fair values and risk management - Contractual maturities of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contractual maturities of non-derivative financial liabilities
Carrying amounts	$ 21,512	$ 32,744
Contractual cash flows	21,554	32,822
3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	20,319	30,625
Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,213	1,198
Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	22	999
Lease liabilities
Contractual maturities of non-derivative financial liabilities
Carrying amounts	1,300	2,441
Contractual cash flows	1,342	2,519
Lease liabilities | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	107	322
Lease liabilities | Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,213	1,198
Lease liabilities | Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	22	999
Trade and other payables
Contractual maturities of non-derivative financial liabilities
Carrying amounts	20,212	30,303
Contractual cash flows	20,212	30,303
Trade and other payables | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	$ 20,212	$ 30,303